SCHEDULE OF EQUITY METHOD INVESTMENTS (Details) - Equity Method Investments [Member]	Dec. 31, 2021 USD ($)
Carrying value	$ 285,137
Qingdao Taoping IoT Co Ltd [Member]
Ownership percentage	47.00%
Carrying value
Yunnan Taoping IoT Co Ltd [Member]
Ownership percentage	40.00%
Carrying value	$ 147,257
Jiangsu Taoping IoT Technology Co Ltd [Member]
Ownership percentage	25.00%
Carrying value	$ 128,333
Jiangsu Taoping New Media Co Ltd [Member]
Ownership percentage	21.00%
Carrying value	$ 9,547